Stockholders' Equity - Summary of Stock Option Activity Under All Option Plans (Details) - USD ($) None in scaling factor is -9223372036854775296	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY:
Number of Options, Outstanding, balance	268,860	224,000	226,000
Number of Options, Options Granted	3,947	50,000	8,000
Number of Options, Options Exercised		(1,000)	(8,000)
Number of Options, Options Forfeited/expired	(24,240)	(4,000)	(2,000)
Number of Options, Outstanding, balance	248,567	268,860	224,000
Number of Options, Options Exercisable	209,847	203,000
Options available for grants	281,773	260,000
Weighted Average Exercise Price, Outstanding balance	$ 15.40	$ 10.85	$ 10.30
Weighted Average Exercise Price, Options Granted	$ 28.05	35.00	21.75
Weighted Average Exercise Price, Options Exercised		5.00	7.85
Weighted Average Exercise Price, Options Forfeited/expired	$ 36.60	7.35	6.35
Weighted Average Exercise Price, Outstanding balance	13.55	15.40	$ 10.85
Weighted Average Exercise Price, Exercisable Balance	$ 11.30	$ 10.85
Weighted Avg. Remaining Contractual Life, Options Outstanding	6 years 2 months 1 day	6 years 6 months 11 days
Weighted Avg. Remaining Contractual Life, Options Exercisable	6 years 6 months 7 days	6 years 5 months 12 days
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Options Exercisable